Senior Secured Convertible Notes Payable (in default) - Additional information (Details) - USD ($)											1 Months Ended							2 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 24, 2020	Mar. 23, 2020	Dec. 11, 2019	Dec. 06, 2019	Aug. 31, 2019	Mar. 12, 2019	Mar. 12, 2019	Mar. 10, 2019	Dec. 20, 2018	Jun. 04, 2018	Mar. 22, 2020	Jan. 31, 2020	Aug. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 20, 2018	Jun. 30, 2018	May 31, 2020	May 18, 2020	May 31, 2020	Feb. 29, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018	Sep. 04, 2019	Jun. 10, 2019
Amortized Interest expense																				$ 555,000		$ 722,000	$ 2,210,000	$ 1,433,000	$ 5,607,000	$ 951,000
Gross principal					$ 6,808,000																				6,808,000	10,000,000
Amount converted to shares					172,500								$ 172,500												172,500
Additional note discount												$ 567,000
Common stock shares issued for conversion of debt, shares													67,500
Additional paid-in capital					32,505,000								$ 32,505,000					$ 117,730,000		117,730,000			117,730,000		32,505,000	18,468,000
Common stock shares issued for conversion of debt, value													3,900,000
Expense related to extinguishment of convertible notes	$ 1,592,000	$ 1,592,000											3,900,000			$ 811,000				$ (1,592,000)		$ 0	(1,592,000)	0	(3,927,000)
Amount of legal judgement on debt instrument												500,000
Amount of legal judgement on default interest												52,000
Repayment of legal judgement on debt instrument												$ 310,000
Debt amount converted to shares					172,500								172,500												172,500
Recovery from debt litigation settlement																					$ 760,000		760,000
Interest expense																									509,000
Additional accrued liabilities					1,800,000								1,800,000												1,800,000
Accrued interest payable					1,800,000								1,800,000												1,800,000			$ 300,000
Amortization debt discount and debt issuance cost																		$ 2,419,000					6,749,000	3,599,000
Additional liquidating damages																$ 1,800,000
Interest rate																											18.00%
Description for event of default								Alternate conversion percentage is 75% if the alternate conversion is an alternate conversion event of default as a result of bankruptcy or 80% for all alternate event of default conversion or 85% is such alternate conversion is an alternate optional conversion;
Convertible notes, Principal					$ 8,395,000								$ 8,395,000												$ 8,395,000
Reduced accrued loss									$ 889,000
Debt instrument, conversion original amount											$ 1,047,000															$ 1,000,000
Debt instrument converted amount shares issued											135,508
Accrued default interest											$ 25,000
Conversion price											$ 9.20	$ 12.20
Value for debt conversion																							$ 200,000
Common stock, shares issued					907,048								907,048					3,857,316		3,857,316			3,857,316		907,048	721,295
Warrants granted																							0		36,073	23,719
Maturity date				Apr. 01, 2022
Purchase price of notes																										$ 900,000
Price per share																									$ 99.60
Lowest volume weighted average price																									15.00%
Conversion price description																									The Company has been converting the convertible notes in its shares of common stock at a fifteen percent (15%) discount to the lowest volume weighted average price ("VWAP") whereas the terms of the agreement state that such discount to the original conversion price of $99.60 should have been initiated on or after the maturity date of the convertible notes or September 4, 2019. The accounting standards require the recognition through earnings of an inducement charge equal to the fair value of the consideration delivered in excess of the consideration issuable under the original conversion terms. Included in the 172.500 shares issued for the 2019 conversions were approximately 67,500 shares valued at $3.9 million on the date of issuance at fair value and issued related to consideration delivered in excess of the consideration issuable under the original conversion terms. This resulted in a non-cash charge of $3.9 million for the year ended August 31, 2019
Debt default amount recorded as other current liabilities																										3,500,000
Deposit Liabilities, Accrued Interest																										$ 600,000
Risk-free interest rate																							0.47%
Expected volatility																							134.00%		119.00%	121.00%
Proceeds from Issuance of Debt																									$ (4,750,000)
Additional Note Discount Issued On Exchange Two, Note Discount	2,825,000	2,825,000																					$ (2,825,000)
Amortization debt discount, debt issuance cost																		$ 2,419,000					6,749,000	$ 3,599,000
Warrant [Member]
Warrants exercise price					$ 70.00								$ 70.00												$ 70.00
Shares issued for debt conversion																									174,081
Risk-free interest rate																									2.41%	2.78%
Expected volatility																									122.00%	120.00%
RelatedPartyTransactionsByRelatedPartyAxis
Interest rate														18.00%
Convertible notes, Principal										$ 10,000,000
Reduced accrued loss															$ 889,000
Debt instrument, conversion original amount										$ 1,000,000				$ 1,000,000
Warrants exercise price										$99.60
Warrants purchase common stock, shares										5,422
Warrants granted										25,100
Debt issuance costs										$ 600,000
Proceeds from Notes Payable										$ 8,400,000
Maturity date										Sep. 04, 2019
Purchase price of notes										$ 9,000,000
Price per share										$ 86.80															$ 63.60
Gain recovery accrued loss																									$ 2,611,000
Gain on recovery of 2018 notes net of default loss estimate																									$ 811,000
Risk-free interest rate																									2.49%
Expected volatility																									122.00%
Fair value of the conversion feature derivative																									$ 2,421,000
Default loss estimate included in gain on recovery of december 2018 notes																									1,800,000
Financing costs																									$ 2,600,000
RelatedPartyTransactionsByRelatedPartyAxis | Warrant [Member]
Price per share					$ 63.60								$ 63.60												$ 63.60
Risk-free interest rate																									2.49%
Expected volatility																									122.00%
Maturity term																									5 years
Fair value of common stovk																									$ 3,917,000
June 2018 Senior Convertible Note [Member]
Warrant issued per share																										$ 52.80
Additional paid-in capital																										$ 2,200,000
Coupon rate																	8.00%
Price per share																	$ 99.60
Conversion price																	85.00%
Amortization of principal in cash premium																	10.00%
Lowest volume weighted average price																	15.00%
Risk-free interest rate																										2.78%
Expected volatility																										122.00%
Proceeds from Issuance of Debt																	$ 800,000
Maturity term																										5 years
June 2018 Notes Due September 6, 2019 [Member]
Gross principal																							1,466,000
December 2018 Notes Due December 31, 2019 [Member]
Gross principal																							867,000
March 2019 Notes Due September 12, 2020 [Member]
Gross principal																							$ 4,475,000
Maximum
Risk-free interest rate																									2.90%	2.83%
Exercise Prices Four [Member] | Maximum
Convertible notes, Principal						$ 4,750,000	$ 4,750,000
Debt instrument, conversion original amount							$ 1,000,000
Conversion price						$ 66.80	$ 66.80
Warrants exercise price						$70.00
Warrants granted						74,390
Conversion price description								Alternate conversion price at the greater of the floor price of $12.40 and the lower of the conversion price in effect and alternate conversion percentage of the lowest VWAP of the common share during the 10 consecutive trading day prior to the applicable conversion date;
Debt issuance costs						$ 500,000
Proceeds from Notes Payable						$ 3,300,000
Maturity date						Sep. 12, 2020
Purchase price of notes						$ 3,750,000	$ 3,750,000
December 2019 [Member]
Interest rate				18.00%
Description for event of default				Alternate conversion percentage is 75% if the alternate conversion is an alternate conversion event of default as a result of bankruptcy or default related to missed amortization payment, subject to a floor conversion price of $1.84 per share, 80% for all alternate event of default conversion, or 85% if such alternate conversion is an alternate optional conversion;Redemption at the option of the Company at 15% premium at any time.
Conversion price				$ 12.20
Debt Instrument, Convertible, Floor Price				$ 40
Percentage of principal increased				10.00%
Coupon rate				0.00%
Amortization of principal in cash premium				12.50%
Exchange Agreement [Member]
Shares issued for debt conversion												24,049
Exchange Agreement [Member] | March 2019 [Member]
Principal outstanding				$ 2,445,000
Principal outstanding, Revised				2,690,000
Principal Outstanding Combined Revised Balance				2,934,000
Debt default interest												$ 28,000
Debt amount converted												$ 130,000
Principal outstanding, Revised				$ 2,690,000
Conversion price												$ 12.20
Shares issued for debt conversion												12,915
Exchange Agreement [Member] | March 2019 Convertible Notes [Member]
Percentage of principal balance payable in cash				12.50%
Conversion price				$ 40.00
Additional consideration				$ 200,000
Exchange Agreement [Member] | December 2019 [Member]
Principal Outstanding Combined Revised Balance			$ 2,934,000
Maximum percentage for revised combined principal could be converted			$ 10
Amount converted to shares												$ 293,000
Combined additional shares issued												467,000
Additional notes issued in exchange												267,000
Debt amount converted to shares												293,000
Debt amount converted												$ 293,000
Conversion price			$ 12.20									$ 12.20
Value for debt conversion			$ 200,000
Shares issued for debt conversion			21,750									24,049
Additional consideration												$ 200,000
Exchange Agreement [Member] | June 2018 And December 2018 Notes
Amount converted to shares												500,000
Debt amount converted to shares												$ 500,000
Additional shares issued for settlement of default												4,207
Debt default interest												$ 51,000
Conversion price												$ 12.20
Shares issued for debt conversion												41,004
Exchange Agreement [Member] | December 2018 Notes [Member]
Principal outstanding				222,000
Principal outstanding, Revised				244,000
Principal outstanding, Revised				$ 244,000
Percentage of principal increased				10.00%
Amendment and Exchange Agreements [Member]
Debt instrument, conversion original amount		$ 167,000
Debt instrument converted amount shares issued		82,654
Conversion price		$ 9.20
Warrants issued due to conversion of debt		162,950
Warrants exercise price		$ 10.17
Alpha Amendment and Exchange Agreement [Member]
Debt instrument, conversion original amount		$ 723,000																	$ 868,000
Debt instrument converted amount shares issued		66,123																	94,298
Warrants issued due to conversion of debt		130,360
Agreed additional notes		$ 145,000
Osher Amendment and Exchange Agreement [Member]
Debt instrument, conversion original amount		$ 108,000																	$ 130,000
Debt instrument converted amount shares issued		16,531																	14,023
Warrants issued due to conversion of debt		32,590
Agreed additional notes		$ 22,000
Exchange Agreement with CVI [Member]
Debt instrument, conversion original amount	$ 1,829,000																		$ 1,829,000
Debt instrument converted amount shares issued	260,719																		198,756
Conversion price	$ 9.20